UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04146
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semiannual reports to shareholders for the six months ended June 30, 2026:

  John Hancock Managed Volatility Balanced Portfolio

  John Hancock Managed Volatility Conservative Portfolio

  John Hancock Managed Volatility Growth Portfolio

  John Hancock Managed Volatility Moderate Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series I/JELBX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$11	0.22%
Fund Statistics
Fund net assets	$3,852,027,730
Total number of portfolio holdings	43
Portfolio turnover rate	59%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.8%
Equity	49.2%
U.S. large cap	16.4%
Large blend	15.4%
International equity	7.8%
Emerging-market equity	4.2%
U.S. mid cap	3.8%
U.S. small cap	1.6%
Fixed income	40.3%
Intermediate bond	25.4%
Emerging-market debt	4.0%
High yield bond	3.5%
Bank loan	3.5%
Short-term bond	2.0%
Multi-sector bond	1.9%
Alternative and specialty	3.3%
Multi-asset income	1.9%
Sector equity	1.4%
U.S. Government	5.7%
Short-term investments and other	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVBP-SA-I

6/26

8/26

Managed Volatility Balanced Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series II/JAJRX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$21	0.42%
Fund Statistics
Fund net assets	$3,852,027,730
Total number of portfolio holdings	43
Portfolio turnover rate	59%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.8%
Equity	49.2%
U.S. large cap	16.4%
Large blend	15.4%
International equity	7.8%
Emerging-market equity	4.2%
U.S. mid cap	3.8%
U.S. small cap	1.6%
Fixed income	40.3%
Intermediate bond	25.4%
Emerging-market debt	4.0%
High yield bond	3.5%
Bank loan	3.5%
Short-term bond	2.0%
Multi-sector bond	1.9%
Alternative and specialty	3.3%
Multi-asset income	1.9%
Sector equity	1.4%
U.S. Government	5.7%
Short-term investments and other	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVBP-SA-II

6/26

8/26

Managed Volatility Balanced Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series NAV/JAIYX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$9	0.17%
Fund Statistics
Fund net assets	$3,852,027,730
Total number of portfolio holdings	43
Portfolio turnover rate	59%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.8%
Equity	49.2%
U.S. large cap	16.4%
Large blend	15.4%
International equity	7.8%
Emerging-market equity	4.2%
U.S. mid cap	3.8%
U.S. small cap	1.6%
Fixed income	40.3%
Intermediate bond	25.4%
Emerging-market debt	4.0%
High yield bond	3.5%
Bank loan	3.5%
Short-term bond	2.0%
Multi-sector bond	1.9%
Alternative and specialty	3.3%
Multi-asset income	1.9%
Sector equity	1.4%
U.S. Government	5.7%
Short-term investments and other	1.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVBP-SA-NAV

6/26

8/26

Managed Volatility Balanced Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series I/JELCX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$16	0.31%
Fund Statistics
Fund net assets	$445,711,231
Total number of portfolio holdings	35
Portfolio turnover rate	73%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	20.2%
Large blend	6.2%
U.S. large cap	6.0%
International equity	4.0%
Emerging-market equity	1.4%
U.S. mid cap	1.4%
U.S. small cap	1.2%
Fixed income	66.4%
Intermediate bond	42.0%
Emerging-market debt	6.2%
Bank loan	5.9%
High yield bond	5.8%
Short-term bond	4.0%
Multi-sector bond	2.5%
Alternative and specialty	2.5%
Multi-asset income	2.5%
U.S. Government	10.0%
Short-term investments and other	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVCP-SA-I

6/26

8/26

Managed Volatility Conservative Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series II/JAISX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$26	0.51%
Fund Statistics
Fund net assets	$445,711,231
Total number of portfolio holdings	35
Portfolio turnover rate	73%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	20.2%
Large blend	6.2%
U.S. large cap	6.0%
International equity	4.0%
Emerging-market equity	1.4%
U.S. mid cap	1.4%
U.S. small cap	1.2%
Fixed income	66.4%
Intermediate bond	42.0%
Emerging-market debt	6.2%
Bank loan	5.9%
High yield bond	5.8%
Short-term bond	4.0%
Multi-sector bond	2.5%
Alternative and specialty	2.5%
Multi-asset income	2.5%
U.S. Government	10.0%
Short-term investments and other	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVCP-SA-II

6/26

8/26

Managed Volatility Conservative Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series NAV/JAIUX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$13	0.26%
Fund Statistics
Fund net assets	$445,711,231
Total number of portfolio holdings	35
Portfolio turnover rate	73%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	20.2%
Large blend	6.2%
U.S. large cap	6.0%
International equity	4.0%
Emerging-market equity	1.4%
U.S. mid cap	1.4%
U.S. small cap	1.2%
Fixed income	66.4%
Intermediate bond	42.0%
Emerging-market debt	6.2%
Bank loan	5.9%
High yield bond	5.8%
Short-term bond	4.0%
Multi-sector bond	2.5%
Alternative and specialty	2.5%
Multi-asset income	2.5%
U.S. Government	10.0%
Short-term investments and other	0.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVCP-SA-NAV

6/26

8/26

Managed Volatility Conservative Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series I/JELGX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$11	0.21%
Fund Statistics
Fund net assets	$5,240,449,924
Total number of portfolio holdings	42
Portfolio turnover rate	51%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.8%
Equity	68.2%
Large blend	21.2%
U.S. large cap	20.7%
International equity	11.0%
Emerging-market equity	6.9%
U.S. mid cap	6.4%
U.S. small cap	2.0%
Fixed income	22.9%
Intermediate bond	12.6%
Emerging-market debt	2.5%
Short-term bond	2.3%
Bank loan	2.0%
High yield bond	2.0%
Multi-sector bond	1.5%
Alternative and specialty	3.7%
Sector equity	2.2%
Multi-asset income	1.5%
U.S. Government	3.6%
Short-term investments and other	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVGP-SA-I

6/26

8/26

Managed Volatility Growth Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series II/JAJAX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$21	0.41%
Fund Statistics
Fund net assets	$5,240,449,924
Total number of portfolio holdings	42
Portfolio turnover rate	51%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.8%
Equity	68.2%
Large blend	21.2%
U.S. large cap	20.7%
International equity	11.0%
Emerging-market equity	6.9%
U.S. mid cap	6.4%
U.S. small cap	2.0%
Fixed income	22.9%
Intermediate bond	12.6%
Emerging-market debt	2.5%
Short-term bond	2.3%
Bank loan	2.0%
High yield bond	2.0%
Multi-sector bond	1.5%
Alternative and specialty	3.7%
Sector equity	2.2%
Multi-asset income	1.5%
U.S. Government	3.6%
Short-term investments and other	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVGP-SA-II

6/26

8/26

Managed Volatility Growth Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series NAV/JAIZX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$8	0.16%
Fund Statistics
Fund net assets	$5,240,449,924
Total number of portfolio holdings	42
Portfolio turnover rate	51%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.8%
Equity	68.2%
Large blend	21.2%
U.S. large cap	20.7%
International equity	11.0%
Emerging-market equity	6.9%
U.S. mid cap	6.4%
U.S. small cap	2.0%
Fixed income	22.9%
Intermediate bond	12.6%
Emerging-market debt	2.5%
Short-term bond	2.3%
Bank loan	2.0%
High yield bond	2.0%
Multi-sector bond	1.5%
Alternative and specialty	3.7%
Sector equity	2.2%
Multi-asset income	1.5%
U.S. Government	3.6%
Short-term investments and other	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVGP-SA-NAV
6/26
8/26
Managed Volatility Growth Portfolio
John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series I/JELMX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$14	0.27%
Fund Statistics
Fund net assets	$958,497,181
Total number of portfolio holdings	42
Portfolio turnover rate	64%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	39.0%
Large blend	12.5%
U.S. large cap	11.9%
International equity	7.2%
Emerging-market equity	3.2%
U.S. mid cap	2.8%
U.S. small cap	1.4%
Fixed income	50.1%
Intermediate bond	31.8%
Emerging-market debt	4.8%
Bank loan	4.3%
High yield bond	4.2%
Short-term bond	3.0%
Multi-sector bond	2.0%
Alternative and specialty	3.3%
Multi-asset income	2.0%
Sector equity	1.3%
U.S. Government	6.2%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVMP-SA-I
6/26
8/26
Managed Volatility Moderate Portfolio
John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series II/JAIWX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$24	0.47%
Fund Statistics
Fund net assets	$958,497,181
Total number of portfolio holdings	42
Portfolio turnover rate	64%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	39.0%
Large blend	12.5%
U.S. large cap	11.9%
International equity	7.2%
Emerging-market equity	3.2%
U.S. mid cap	2.8%
U.S. small cap	1.4%
Fixed income	50.1%
Intermediate bond	31.8%
Emerging-market debt	4.8%
Bank loan	4.3%
High yield bond	4.2%
Short-term bond	3.0%
Multi-sector bond	2.0%
Alternative and specialty	3.3%
Multi-asset income	2.0%
Sector equity	1.3%
U.S. Government	6.2%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVMP-SA-II

6/26

8/26

Managed Volatility Moderate Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series NAV/JAIVX
Semiannual SHAREHOLDER REPORT | June 30, 2026
This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$11	0.22%
Fund Statistics
Fund net assets	$958,497,181
Total number of portfolio holdings	42
Portfolio turnover rate	64%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	39.0%
Large blend	12.5%
U.S. large cap	11.9%
International equity	7.2%
Emerging-market equity	3.2%
U.S. mid cap	2.8%
U.S. small cap	1.4%
Fixed income	50.1%
Intermediate bond	31.8%
Emerging-market debt	4.8%
Bank loan	4.3%
High yield bond	4.2%
Short-term bond	3.0%
Multi-sector bond	2.0%
Alternative and specialty	3.3%
Multi-asset income	2.0%
Sector equity	1.3%
U.S. Government	6.2%
Short-term investments and other	1.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVMP-SA-NAV

6/26

8/26

Managed Volatility Moderate Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended June 30, 2026 for the following funds:

  John Hancock Managed Volatility Balanced Portfolio

  John Hancock Managed Volatility Conservative Portfolio

  John Hancock Managed Volatility Growth Portfolio

  John Hancock Managed Volatility Moderate Portfolio

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Semiannual Financial Statements & Other N-CSR Items
June 30, 2026

John Hancock Variable Insurance Trust
Semiannual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Managed Volatility Growth Portfolio	3
Managed Volatility Balanced Portfolio	4
Portfolio	Portfolio of investments
Managed Volatility Moderate Portfolio	5
Managed Volatility Conservative Portfolio	6

2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.8%
Equity - 68.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,314,570	$290,926,793
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	15,007,113	137,165,010
Disciplined Value International Select ETF, JHETF (Boston Partners)	6,042,349	233,064,881
Disciplined Value Select ETF, JHETF (Boston Partners)	9,249,205	292,644,846
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	15,287,811	218,921,452
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,021,304	360,479,429
Global Equity, Class NAV, JHF II (MIM US) (B)	6,749,651	90,445,318
International Dynamic Growth, Class NAV, JHIT (Axiom)	12,407,696	253,489,221
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	8,314,197	119,890,717
Mid Value, Series NAV, JHVIT (T. Rowe Price)	10,600,955	117,140,549
Multifactor Emerging Markets ETF, JHETF (DFA)	3,549,608	142,848,295
Multifactor Mid Cap ETF, JHETF (DFA)	1,358,984	101,869,441
Multifactor Small Cap ETF, JHETF (DFA)	1,076,702	52,284,649
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	2,774,398	52,574,845
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	53,290,058	1,109,499,001
		3,573,244,447
Fixed income - 22.9%
Bond, Class NAV, JHSB (MIM US) (B)	14,506,132	196,267,972
Core Bond ETF, JHETF (MIM US) (B)	18,503,815	467,323,100
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	15,684,122	129,080,323
Global Senior Loan ETF, JHETF (CQS) (B)	4,323,886	106,410,834
High Yield, Class NAV, JHBT (MIM US) (B)	35,138,729	106,118,963
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,692,047	118,036,035
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	7,667,725	78,747,535
		1,201,984,762
Alternative and specialty - 3.7%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	8,503,224	115,303,713
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	7,536,215	79,130,256
		194,433,969
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,321,574,526)		$4,969,663,178
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%
U.S. Government - 3.6%
U.S. Treasury Inflation Protected Securities
1.250%, 04/15/2028	$48,622,476	$47,832,048
1.625%, 04/15/2030	60,512,253	59,773,228
2.125%, 04/15/2029	50,683,532	50,821,318
U.S. Treasury STRIPS, PO
4.987%, 05/15/2055	27,945,800	6,717,408
5.036%, 02/15/2054	38,476,500	9,705,505
5.076%, 11/15/2052	31,961,100	8,494,891
5.105%, 08/15/2051	15,895,500	4,467,541
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $192,126,613)		$187,811,939
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 3.6026% (D)(E)	3,658,021	36,578,018
TOTAL SHORT-TERM INVESTMENTS (Cost $36,580,301)		$36,578,018
Total Investments (Managed Volatility Growth Portfolio) (Cost $4,550,281,440) - 99.1%		$5,194,053,135
Other assets and liabilities, net - 0.9%		46,396,789
TOTAL NET ASSETS - 100.0%		$5,240,449,924
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	299	Short	Sep 2026	$(43,243,292)	$(42,818,669)	$424,623
Euro STOXX 50 Index Futures	599	Short	Sep 2026	(42,936,018)	(43,501,566)	(565,548)
FTSE 100 Index Futures	152	Short	Sep 2026	(21,112,435)	(21,253,814)	(141,379)
Japanese Yen Currency Futures	335	Short	Sep 2026	(26,270,616)	(25,908,063)	362,553
MSCI Emerging Markets Index Futures	1,001	Short	Sep 2026	(89,428,462)	(87,952,865)	1,475,597
Nikkei 225 Mini Index Futures	58	Short	Sep 2026	(23,431,618)	(25,037,793)	(1,606,175)
Pound Sterling Currency Futures	254	Short	Sep 2026	(21,193,364)	(21,042,313)	151,051
Russell 2000 E-Mini Index Futures	124	Short	Sep 2026	(18,432,738)	(18,882,720)	(449,982)
The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	748	Short	Sep 2026	(280,396,871)	(282,304,613)	$(1,907,742)
S&P Mid 400 E-Mini Index Futures	135	Short	Sep 2026	(51,665,127)	(52,447,500)	(782,373)
						$(3,039,375)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.8%
Equity - 49.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	4,490,983	$157,139,504
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,534,345	105,423,916
Disciplined Value International Select ETF, JHETF (Boston Partners)	2,885,081	111,283,056
Disciplined Value Select ETF, JHETF (Boston Partners)	5,102,987	161,458,509
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	6,839,392	97,940,091
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	2,908,683	208,814,343
Global Equity, Class NAV, JHF II (MIM US) (B)	5,089,582	68,200,397
International Dynamic Growth, Class NAV, JHIT (Axiom)	5,794,934	118,390,506
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	2,874,016	41,443,306
Mid Value, Series NAV, JHVIT (T. Rowe Price)	3,743,032	41,360,502
Multifactor Emerging Markets ETF, JHETF (DFA)	1,672,247	67,296,905
Multifactor Mid Cap ETF, JHETF (DFA)	858,068	64,320,777
Multifactor Small Cap ETF, JHETF (DFA)	611,841	29,710,999
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	1,585,735	30,049,679
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	28,450,964	592,349,077
		1,895,181,567
Fixed income - 40.3%
Bond, Class NAV, JHSB (MIM US) (B)	14,404,171	194,888,438
Core Bond ETF, JHETF (MIM US) (B)	26,195,365	661,577,042
Core Bond, Series NAV, JHVIT (Allspring Investments)	10,666,385	121,063,467
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	18,774,658	154,515,437
Global Senior Loan ETF, JHETF (CQS) (B)	5,491,881	135,155,191
High Yield, Class NAV, JHBT (MIM US) (B)	44,788,717	135,261,924
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	8,244,556	76,674,374
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	7,091,228	72,826,912
		1,551,962,785
Alternative and specialty - 3.3%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	4,012,946	54,415,549
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	6,968,926	73,173,720
		127,589,269
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,267,738,275)		$3,574,733,621
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.7%
U.S. Government - 5.7%
U.S. Treasury Inflation Protected Securities
1.250%, 04/15/2028	$58,831,704	$57,875,311
1.625%, 04/15/2030	73,466,361	72,569,128
2.125%, 04/15/2029	61,322,167	61,488,874
U.S. Treasury STRIPS, PO
4.987%, 05/15/2055	25,414,500	6,108,953
5.036%, 02/15/2054	34,933,700	8,811,852
5.076%, 11/15/2052	29,018,000	7,712,649
5.105%, 08/15/2051	14,396,000	4,046,096
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $223,754,894)		$218,612,863
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 3.6026% (D)(E)	4,477,508	44,772,390
TOTAL SHORT-TERM INVESTMENTS (Cost $44,779,879)		$44,772,390
Total Investments (Managed Volatility Balanced Portfolio) (Cost $3,536,273,048) - 99.6%		$3,838,118,874
Other assets and liabilities, net - 0.4%		13,908,856
TOTAL NET ASSETS - 100.0%		$3,852,027,730
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	66	Short	Sep 2026	$(9,495,456)	$(9,451,613)	$43,843
Euro STOXX 50 Index Futures	133	Short	Sep 2026	(9,546,511)	(9,658,945)	(112,434)
FTSE 100 Index Futures	33	Short	Sep 2026	(4,583,911)	(4,614,315)	(30,404)
Japanese Yen Currency Futures	75	Short	Sep 2026	(5,859,870)	(5,800,313)	59,557
MSCI Emerging Markets Index Futures	199	Short	Sep 2026	(17,750,187)	(17,485,135)	265,052
Nikkei 225 Mini Index Futures	13	Short	Sep 2026	(5,538,197)	(5,611,919)	(73,722)
Pound Sterling Currency Futures	55	Short	Sep 2026	(4,567,239)	(4,556,406)	10,833
Russell 2000 E-Mini Index Futures	28	Short	Sep 2026	(4,192,503)	(4,263,840)	(71,337)
S&P 500 E-Mini Index Futures	177	Short	Sep 2026	(66,427,878)	(66,802,088)	(374,210)
S&P Mid 400 E-Mini Index Futures	30	Short	Sep 2026	(11,486,561)	(11,655,000)	(168,439)
						$(451,261)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.4%
Equity - 39.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	687,893	$24,069,377
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,009,424	27,506,132
Disciplined Value International Select ETF, JHETF (Boston Partners)	656,998	25,341,661
Disciplined Value Select ETF, JHETF (Boston Partners)	772,116	24,429,750
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,506,135	21,567,850
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	527,498	37,869,104
Global Equity, Class NAV, JHF II (MIM US) (B)	1,279,739	17,148,499
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,312,772	26,819,922
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	665,120	9,591,036
Mid Value, Series NAV, JHVIT (T. Rowe Price)	867,967	9,591,036
Multifactor Emerging Markets ETF, JHETF (DFA)	239,383	9,633,586
Multifactor Mid Cap ETF, JHETF (DFA)	96,229	7,213,326
Multifactor Small Cap ETF, JHETF (DFA)	143,208	6,954,180
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	366,527	6,945,682
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,743,842	119,586,793
		374,267,934
Fixed income - 50.1%
Bond, Class NAV, JHSB (MIM US) (B)	4,428,517	59,917,839
Core Bond ETF, JHETF (MIM US) (B)	8,181,570	206,629,641
Core Bond, Series NAV, JHVIT (Allspring Investments)	3,371,196	38,263,078
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,534,515	45,549,057
Global Senior Loan ETF, JHETF (CQS) (B)	1,669,325	41,082,088
High Yield, Class NAV, JHBT (MIM US) (B)	13,489,681	40,738,835
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,084,024	28,681,421
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income (continued)
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,865,587	$19,159,575
		480,021,534
Alternative and specialty - 3.3%
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	916,158	12,423,099
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	1,832,769	19,244,074
		31,667,173
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $835,195,020)		$885,956,641
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury Inflation Protected Securities
1.250%, 04/15/2028	$17,223,938	16,943,938
1.625%, 04/15/2030	21,525,894	21,263,002
2.125%, 04/15/2029	17,953,254	18,002,061
U.S. Treasury STRIPS, PO
4.987%, 05/15/2055	3,397,900	816,763
5.036%, 02/15/2054	4,672,400	1,178,591
5.076%, 11/15/2052	3,880,600	1,031,419
5.105%, 08/15/2051	1,925,200	541,091
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $61,233,162)		$59,776,865
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 3.6026% (D)(E)	1,012,164	10,121,036
TOTAL SHORT-TERM INVESTMENTS (Cost $10,122,603)		$10,121,036
Total Investments (Managed Volatility Moderate Portfolio) (Cost $906,550,785) - 99.7%		$955,854,542
Other assets and liabilities, net - 0.3%		2,642,639
TOTAL NET ASSETS - 100.0%		$958,497,181
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
Managed Volatility Moderate Portfolio (continued)
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	2	Long	Sep 2026	$291,406	$286,413	$(4,993)
Euro STOXX 50 Index Futures	5	Long	Sep 2026	358,209	363,118	4,909
FTSE 100 Index Futures	1	Long	Sep 2026	138,807	139,828	1,021
Japanese Yen Currency Futures	2	Long	Sep 2026	157,318	154,675	(2,643)
MSCI Emerging Markets Index Futures	7	Long	Sep 2026	628,413	615,055	(13,358)
Pound Sterling Currency Futures	2	Long	Sep 2026	167,931	165,688	(2,243)
Russell 2000 E-Mini Index Futures	1	Long	Sep 2026	148,432	152,280	3,848
S&P 500 E-Mini Index Futures	6	Long	Sep 2026	2,249,851	2,264,471	14,620
S&P Mid 400 E-Mini Index Futures	1	Long	Sep 2026	382,910	388,500	5,590
						$6,751

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.1%
Equity - 20.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	178,673	$6,251,768
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	844,587	7,719,521
Disciplined Value International Select ETF, JHETF (Boston Partners)	161,587	6,232,718
Disciplined Value Select ETF, JHETF (Boston Partners)	195,066	6,171,888
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	308,259	4,414,267
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	92,201	6,619,120
Global Equity, Class NAV, JHF II (MIM US) (B)	355,095	4,758,278
International Dynamic Growth, Class NAV, JHIT (Axiom)	327,215	6,685,009
Multifactor Emerging Markets ETF, JHETF (DFA)	48,848	1,965,810
Multifactor Mid Cap ETF, JHETF (DFA)	83,147	6,232,699
Multifactor Small Cap ETF, JHETF (DFA)	58,522	2,841,828
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	150,579	2,853,467
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,316,145	27,402,132
		90,148,505
Fixed income - 66.4%
Bond, Class NAV, JHSB (MIM US) (B)	3,621,743	49,002,177
Core Bond ETF, JHETF (MIM US) (B)	4,588,327	115,880,493
Core Bond, Series NAV, JHVIT (Allspring Investments)	1,960,900	22,256,218
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,381,110	27,826,534
Global Senior Loan ETF, JHETF (CQS) (B)	1,068,054	26,284,809
High Yield, Class NAV, JHBT (MIM US) (B)	8,486,224	25,628,397
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,920,288	$17,858,680
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,084,162	11,134,341
		295,871,649
Alternative and specialty - 2.5%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	1,064,395	11,176,150
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $391,948,527)		$397,196,304
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.0%
U.S. Government - 10.0%
U.S. Treasury Inflation Protected Securities
1.250%, 04/15/2028	$13,679,456	13,457,077
1.625%, 04/15/2030	17,127,258	16,918,086
2.125%, 04/15/2029	14,258,649	14,297,411
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $45,799,103)		$44,672,574
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 3.6026% (C)(D)	277,816	2,777,994
TOTAL SHORT-TERM INVESTMENTS (Cost $2,778,670)		$2,777,994
Total Investments (Managed Volatility Conservative Portfolio) (Cost $440,526,300) - 99.8%		$444,646,872
Other assets and liabilities, net - 0.2%		1,064,359
TOTAL NET ASSETS - 100.0%		$445,711,231

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2026 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
Managed Volatility Conservative Portfolio (continued)
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	5	Long	Sep 2026	$721,647	$716,031	$(5,616)
Euro STOXX 50 Index Futures	10	Long	Sep 2026	716,956	726,236	9,280
FTSE 100 Index Futures	2	Long	Sep 2026	277,613	279,655	2,042
Japanese Yen Currency Futures	5	Long	Sep 2026	392,307	386,688	(5,619)
MSCI Emerging Markets Index Futures	13	Long	Sep 2026	1,158,725	1,142,245	(16,480)
Pound Sterling Currency Futures	4	Long	Sep 2026	332,354	331,375	(979)
Russell 2000 E-Mini Index Futures	2	Long	Sep 2026	296,863	304,560	7,697
S&P 500 E-Mini Index Futures	11	Long	Sep 2026	4,127,081	4,151,536	24,455
S&P Mid 400 E-Mini Index Futures	2	Long	Sep 2026	765,252	777,000	11,748
						$26,528

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Boston Partners Global Investors, Inc.	(Boston Partners)
CQS (US), LLC	(CQS)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2026 (unaudited)

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$187,811,939	$218,612,863	$59,776,865	$44,672,574
Affiliated investments, at value	5,006,241,196	3,619,506,011	896,077,677	399,974,298
Total investments, at value	5,194,053,135	3,838,118,874	955,854,542	444,646,872
Receivable for futures variation margin	—	—	30,312	61,819
Foreign currency, at value	13,229,445	6,071,225	1,861,537	377,855
Collateral held at broker for futures contracts	37,262,000	8,587,000	865,000	661,000
Dividends and interest receivable	3,395,290	3,604,890	1,080,906	739,859
Receivable for fund shares sold	—	—	773	—
Receivable for investments sold	1,161,632	3,049,302	569,849	77,420
Other assets	191,105	148,732	41,170	22,179
Total assets	5,249,292,607	3,859,580,023	960,304,089	446,587,004
Liabilities
Payable for futures variation margin	4,302,171	917,170	—	—
Due to custodian	42,033	34,193	13,150	10,561
Payable for investments purchased	2,708,477	3,271,327	956,128	580,505
Payable for fund shares repurchased	1,113,901	3,013,453	580,485	69,890
Payable to affiliates
Accounting and legal services fees	279,873	206,487	51,543	24,294
Trustees' fees	14,576	11,218	3,194	1,708
Other liabilities and accrued expenses	381,652	98,445	202,408	188,815
Total liabilities	8,842,683	7,552,293	1,806,908	875,773
Net assets	$5,240,449,924	$3,852,027,730	$958,497,181	$445,711,231
Net assets consist of
Paid-in capital	$4,462,162,626	$3,560,721,023	$936,065,329	$508,779,526
Total distributable earnings (loss)	778,287,298	291,306,707	22,431,852	(63,068,295)
Net assets	$5,240,449,924	$3,852,027,730	$958,497,181	$445,711,231
Unaffiliated investments, at cost	$192,126,613	$223,754,894	$61,233,162	$45,799,103
Affiliated investments, at cost	$4,358,154,827	$3,312,518,154	$845,317,623	$394,727,197
Foreign currency, at cost	$13,373,824	$6,212,540	$1,902,185	$387,487
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$412,189,726	$314,372,767	$107,573,452	$71,250,591
Shares outstanding	32,623,687	27,058,033	9,701,381	6,797,315
Net asset value, offering price and redemption price per share	$12.63	$11.62	$11.09	$10.48
Series II
Net assets	$3,690,940,979	$2,399,742,758	$722,101,488	$323,579,954
Shares outstanding	293,684,727	208,573,777	65,790,568	31,166,491
Net asset value, offering price and redemption price per share	$12.57	$11.51	$10.98	$10.38
Series NAV
Net assets	$1,137,319,219	$1,137,912,205	$128,822,241	$50,880,686
Shares outstanding	89,797,049	97,532,793	11,599,698	4,838,513
Net asset value, offering price and redemption price per share	$12.67	$11.67	$11.11	$10.52
The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2026 (unaudited)

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$23,711,122	$27,148,040	$8,125,665	$5,017,177
Interest	5,173,046	6,011,796	1,688,045	1,280,294
Dividends from unaffiliated investments	20,313	12,417	2,831	789
Total investment income	28,904,481	33,172,253	9,816,541	6,298,260
Expenses
Investment management fees	6,783,595	5,189,459	1,307,609	662,303
Distribution and service fees	4,693,547	3,078,956	932,452	430,370
Accounting and legal services fees	407,411	300,266	75,120	35,382
Trustees' fees	68,213	50,486	12,912	6,183
Custodian fees	23,163	17,191	25,519	27,418
Printing and postage	350,461	99,575	168,898	129,058
Professional fees	112,537	60,549	76,796	84,818
Other	87,575	65,338	20,345	11,912
Total expenses	12,526,502	8,861,820	2,619,651	1,387,444
Less expense reductions	(3,630,659)	(2,557,647)	(618,672)	(281,998)
Net expenses	8,895,843	6,304,173	2,000,979	1,105,446
Net investment income	20,008,638	26,868,080	7,815,562	5,192,814
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,104,122)	44,261	110,316	34,381
Affiliated investments	88,843,536	(59,000,275)	(33,248,288)	(23,953,439)
Futures contracts	(41,225,250)	10,489,968	4,031,943	835,941
	46,514,164	(48,466,046)	(29,106,029)	(23,083,117)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(2,985,267)	(4,854,121)	(1,475,314)	(1,127,755)
Affiliated investments	324,264,459	266,042,669	73,868,435	33,568,714
Futures contracts	(3,880,854)	(787,215)	(64,615)	21,468
	317,398,338	260,401,333	72,328,506	32,462,427
Net realized and unrealized gain (loss)	363,912,502	211,935,287	43,222,477	9,379,310
Increase in net assets from operations	$383,921,140	$238,803,367	$51,038,039	$14,572,124
The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$20,008,638	$99,396,657	$26,868,080	$97,213,481	$7,815,562	$27,280,782
Net realized gain (loss)	46,514,164	213,335,719	(48,466,046)	113,423,098	(29,106,029)	26,509,553
Change in net unrealized appreciation (depreciation)	317,398,338	215,935,702	260,401,333	147,976,778	72,328,506	33,514,708
Increase in net assets resulting from operations	383,921,140	528,668,078	238,803,367	358,613,357	51,038,039	87,305,043
Distributions to shareholders
From earnings
Series I	—	(32,558,623)	—	(21,010,954)	—	(5,909,053)
Series II	—	(282,980,005)	—	(154,274,467)	—	(36,406,188)
Series NAV	—	(84,638,683)	—	(72,705,314)	—	(6,390,667)
Total distributions	—	(400,177,311)	—	(247,990,735)	—	(48,705,908)
From portfolio share transactions
Portfolio share transactions	(384,354,559)	(325,055,597)	(263,653,584)	(309,513,153)	(78,689,930)	(108,796,542)
Total decrease	(433,419)	(196,564,830)	(24,850,217)	(198,890,531)	(27,651,891)	(70,197,407)
Net assets
Beginning of period	5,240,883,343	5,437,448,173	3,876,877,947	4,075,768,478	986,149,072	1,056,346,479
End of period	$5,240,449,924	$5,240,883,343	$3,852,027,730	$3,876,877,947	$958,497,181	$986,149,072
	Managed Volatility Conservative Portfolio
	Six months ended 6-30-26 (unaudited)	Year ended 12-31-25
Increase (decrease) in net assets
From operations
Net investment income	$5,192,814	$15,917,234
Net realized gain (loss)	(23,083,117)	(755,836)
Change in net unrealized appreciation (depreciation)	32,462,427	25,284,752
Increase in net assets resulting from operations	14,572,124	40,446,150
Distributions to shareholders
From earnings
Series I	—	(2,642,566)
Series II	—	(11,587,495)
Series NAV	—	(1,890,350)
Total distributions	—	(16,120,411)
From portfolio share transactions
Portfolio share transactions	(35,911,213)	(67,320,273)
Total decrease	(21,339,089)	(42,994,534)
Net assets
Beginning of period	467,050,320	510,044,854
End of period	$445,711,231	$467,050,320
The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
06-30-2026[5]	11.73	0.05	0.85	0.90	—	—	—	12.63	7.67[6]	0.35[7]	0.21[7]	0.90[7]	412	51[8]
12-31-2025	11.46	0.24	0.99	1.23	(0.25)	(0.71)	(0.96)	11.73	10.82	0.27	0.18	2.03	417	20
12-31-2024	10.51	0.21	1.05	1.26	(0.23)	(0.08)	(0.31)	11.46	11.95	0.26	0.17	1.86	432	7
12-31-2023	10.79	0.21	1.09	1.30	(0.20)	(1.38)	(1.58)	10.51	13.69	0.27	0.18	1.89	451	8
12-31-2022	13.28	0.19	(2.17)	(1.98)	(0.20)	(0.31)	(0.51)	10.79	(14.86)	0.27	0.18	1.64	450	14
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12[9]
Series II
06-30-2026[5]	11.68	0.04	0.85	0.89	—	—	—	12.57	7.62[6]	0.55[7]	0.41[7]	0.70[7]	3,691	51[8]
12-31-2025	11.40	0.21	0.99	1.20	(0.21)	(0.71)	(0.92)	11.68	10.57	0.47	0.38	1.82	3,739	20
12-31-2024	10.46	0.19	1.03	1.22	(0.20)	(0.08)	(0.28)	11.40	11.69	0.46	0.37	1.67	3,981	7
12-31-2023	10.74	0.18	1.10	1.28	(0.18)	(1.38)	(1.56)	10.46	13.54	0.47	0.38	1.68	4,188	8
12-31-2022	13.22	0.17	(2.16)	(1.99)	(0.18)	(0.31)	(0.49)	10.74	(15.03)	0.47	0.38	1.43	4,246	14
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12[9]
Series NAV
06-30-2026[5]	11.76	0.06	0.85	0.91	—	—	—	12.67	7.74[6]	0.30[7]	0.16[7]	0.96[7]	1,137	51[8]
12-31-2025	11.49	0.25	0.99	1.24	(0.26)	(0.71)	(0.97)	11.76	10.89	0.22	0.13	2.13	1,084	20
12-31-2024	10.54	0.22	1.04	1.26	(0.23)	(0.08)	(0.31)	11.49	11.97	0.21	0.12	1.98	1,025	7
12-31-2023	10.81	0.22	1.09	1.31	(0.20)	(1.38)	(1.58)	10.54	13.81	0.22	0.13	1.97	951	8
12-31-2022	13.30	0.20	(2.17)	(1.97)	(0.21)	(0.31)	(0.52)	10.81	(14.79)	0.22	0.13	1.72	891	14
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12[9]
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-26. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes in-kind transactions. 9. Excludes merger activity.
Managed Volatility Balanced Portfolio
Series I
06-30-2026[5]	10.91	0.08	0.63	0.71	—	—	—	11.62	6.51[6]	0.35[7]	0.22[7]	1.52[7]	314	59[8]
12-31-2025	10.62	0.28	0.75	1.03	(0.30)	(0.44)	(0.74)	10.91	9.72	0.26	0.17	2.57	320	16
12-31-2024	10.00	0.25	0.69	0.94	(0.27)	(0.05)	(0.32)	10.62	9.36	0.25	0.17	2.36	342	6
12-31-2023	9.99	0.23	0.87	1.10	(0.23)	(0.86)	(1.09)	10.00	11.99	0.26	0.18	2.28	359	6
12-31-2022	12.48	0.22	(2.11)	(1.89)	(0.23)	(0.37)	(0.60)	9.99	(15.08)	0.25	0.17	2.01	360	11
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
Series II
06-30-2026[5]	10.82	0.07	0.62	0.69	—	—	—	11.51	6.38[6]	0.55[7]	0.42[7]	1.31[7]	2,400	59[8]
12-31-2025	10.52	0.26	0.74	1.00	(0.26)	(0.44)	(0.70)	10.82	9.51	0.46	0.37	2.37	2,453	16
12-31-2024	9.91	0.23	0.68	0.91	(0.25)	(0.05)	(0.30)	10.52	9.13	0.45	0.37	2.16	2,654	6
12-31-2023	9.91	0.21	0.86	1.07	(0.21)	(0.86)	(1.07)	9.91	11.79	0.46	0.38	2.06	2,852	6
12-31-2022	12.38	0.20	(2.09)	(1.89)	(0.21)	(0.37)	(0.58)	9.91	(15.22)	0.45	0.37	1.79	2,969	11
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
Series NAV
06-30-2026[5]	10.96	0.09	0.62	0.71	—	—	—	11.67	6.48[6]	0.30[7]	0.17[7]	1.58[7]	1,138	59[8]
12-31-2025	10.66	0.30	0.75	1.05	(0.31)	(0.44)	(0.75)	10.96	9.87	0.21	0.12	2.69	1,103	16
12-31-2024	10.04	0.26	0.68	0.94	(0.27)	(0.05)	(0.32)	10.66	9.37	0.20	0.12	2.46	1,079	6
12-31-2023	10.03	0.24	0.86	1.10	(0.23)	(0.86)	(1.09)	10.04	12.00	0.21	0.13	2.35	1,055	6
12-31-2022	12.52	0.23	(2.11)	(1.88)	(0.24)	(0.37)	(0.61)	10.03	(14.98)	0.20	0.12	2.08	1,019	11
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-26. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes in-kind transactions.
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
06-30-2026[5]	10.51	0.09	0.49	0.58	—	—	—	11.09	5.52[6]	0.40[7]	0.27[7]	1.77[7]	108	64[8]
12-31-2025	10.13	0.29	0.65	0.94	(0.33)	(0.23)	(0.56)	10.51	9.25	0.26	0.17	2.81	114	16
12-31-2024	9.63	0.26	0.53	0.79	(0.28)	(0.01)	(0.29)	10.13	8.16	0.25	0.17	2.58	126	6
12-31-2023	9.61	0.24	0.71	0.95	(0.24)	(0.69)	(0.93)	9.63	10.64	0.25	0.18	2.44	141	6
12-31-2022	12.01	0.23	(2.03)	(1.80)	(0.24)	(0.36)	(0.60)	9.61	(14.87)	0.25	0.17	2.19	153	10
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
Series II
06-30-2026[5]	10.41	0.08	0.49	0.57	—	—	—	10.98	5.48[6]	0.60[7]	0.47[7]	1.57[7]	722	64[8]
12-31-2025	10.02	0.27	0.64	0.91	(0.29)	(0.23)	(0.52)	10.41	9.06	0.46	0.37	2.64	749	16
12-31-2024	9.54	0.24	0.51	0.75	(0.26)	(0.01)	(0.27)	10.02	7.82	0.45	0.37	2.38	814	6
12-31-2023	9.52	0.22	0.71	0.93	(0.22)	(0.69)	(0.91)	9.54	10.54	0.45	0.38	2.24	898	6
12-31-2022	11.91	0.21	(2.02)	(1.81)	(0.22)	(0.36)	(0.58)	9.52	(15.10)	0.45	0.37	1.95	945	10
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
Series NAV
06-30-2026[5]	10.52	0.10	0.49	0.59	—	—	—	11.11	5.61[6]	0.35[7]	0.22[7]	1.85[7]	129	64[8]
12-31-2025	10.14	0.31	0.64	0.95	(0.34)	(0.23)	(0.57)	10.52	9.34	0.21	0.12	2.98	123	16
12-31-2024	9.65	0.27	0.51	0.78	(0.28)	(0.01)	(0.29)	10.14	8.09	0.20	0.12	2.66	117	6
12-31-2023	9.62	0.25	0.71	0.96	(0.24)	(0.69)	(0.93)	9.65	10.79	0.20	0.13	2.52	120	6
12-31-2022	12.03	0.24	(2.04)	(1.80)	(0.25)	(0.36)	(0.61)	9.62	(14.89)	0.20	0.12	2.27	116	10
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-26. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes in-kind transactions.
Managed Volatility Conservative Portfolio
Series I
06-30-2026[5]	10.14	0.13	0.21	0.34	—	—	—	10.48	3.35[6]	0.43[7]	0.31[7]	2.50[8]	71	73[9]
12-31-2025	9.67	0.35	0.51	0.86	(0.39)	—[10]	(0.39)	10.14	8.84	0.27	0.19	3.49	72	11
12-31-2024	9.65	0.30	0.05	0.35	(0.33)	—[10]	(0.33)	9.67	3.60	0.26	0.19	3.01	78	6
12-31-2023	9.64	0.28	0.23	0.51	(0.29)	(0.21)	(0.50)	9.65	5.47	0.27	0.19	2.90	95	5
12-31-2022	11.66	0.26	(1.99)	(1.73)	(0.28)	(0.01)	(0.29)	9.64	(14.80)	0.25	0.18	2.53	109	8
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
Series II
06-30-2026[5]	10.06	0.11	0.21	0.32	—	—	—	10.38	3.18[6]	0.63[7]	0.51[7]	2.28[8]	324	73[9]
12-31-2025	9.58	0.32	0.51	0.83	(0.35)	—[10]	(0.35)	10.06	8.63	0.47	0.39	3.20	345	11
12-31-2024	9.56	0.28	0.05	0.33	(0.31)	—[10]	(0.31)	9.58	3.43	0.46	0.39	2.86	384	6
12-31-2023	9.56	0.26	0.22	0.48	(0.27)	(0.21)	(0.48)	9.56	5.20	0.47	0.39	2.63	449	5
12-31-2022	11.56	0.24	(1.97)	(1.73)	(0.26)	(0.01)	(0.27)	9.56	(14.93)	0.45	0.38	2.31	499	8
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
Series NAV
06-30-2026[5]	10.17	0.13	0.22	0.35	—	—	—	10.52	3.44[6]	0.38[7]	0.26[7]	2.56[8]	51	73[9]
12-31-2025	9.70	0.36	0.51	0.87	(0.40)	—[10]	(0.40)	10.17	8.91	0.22	0.14	3.55	50	11
12-31-2024	9.68	0.31	0.04	0.35	(0.33)	—[10]	(0.33)	9.70	3.64	0.21	0.14	3.19	49	6
12-31-2023	9.67	0.29	0.23	0.52	(0.30)	(0.21)	(0.51)	9.68	5.50	0.22	0.14	2.93	52	5
12-31-2022	11.69	0.28	(2.00)	(1.72)	(0.29)	(0.01)	(0.30)	9.67	(14.72)	0.20	0.13	2.67	53	8
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio's net investment income (loss) per share or net investment income (loss) ratio. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-26. Unaudited. 6. Not annualized. 7. Annualized. Certain expenses are presented unannualized. 8. Annualized. 9. Excludes in-kind transactions. 10. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of the portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
At a meeting held March 23-26, 2026, the Board of Trustees of the Trust, of which each portfolio is a series, voted to recommend that the shareholders of Managed Volatility Growth Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Moderate Portfolio and Managed Volatility Conservative Portfolio approve a reorganization of their portfolio, that is expected to be tax-free, into Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio, respectively. Shareholders of record as of August 6, 2026 are entitled to vote on their respective reorganization. A shareholder meeting is scheduled to be held on or about October 7, 2026. If approved by shareholders, each reorganization is expected to occur as of the close of business on or about October 30, 2026.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.  Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing  vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of  securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as  broker supplied prices. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Significant accounting policies, continued

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,969,663,178	$4,969,663,178	—	—
U.S. Government and Agency obligations	187,811,939	—	$187,811,939	—
Short-term investments	36,578,018	36,578,018	—	—
Total investments in securities	$5,194,053,135	$5,006,241,196	$187,811,939	—
Derivatives:
Assets
Futures	$2,413,824	$2,413,824	—	—
Liabilities
Futures	(5,453,199)	(5,453,199)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,574,733,621	$3,574,733,621	—	—
U.S. Government and Agency obligations	218,612,863	—	$218,612,863	—
Short-term investments	44,772,390	44,772,390	—	—
Total investments in securities	$3,838,118,874	$3,619,506,011	$218,612,863	—
Derivatives:
Assets
Futures	$379,285	$379,285	—	—
Liabilities
Futures	(830,546)	(830,546)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$885,956,641	$885,956,641	—	—
U.S. Government and Agency obligations	59,776,865	—	$59,776,865	—
Short-term investments	10,121,036	10,121,036	—	—
Total investments in securities	$955,854,542	$896,077,677	$59,776,865	—
Derivatives:
Assets
Futures	$29,988	$29,988	—	—
Liabilities
Futures	(23,237)	(23,237)	—	—

Significant accounting policies, continued

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$397,196,304	$397,196,304	—	—
U.S. Government and Agency obligations	44,672,574	—	$44,672,574	—
Short-term investments	2,777,994	2,777,994	—	—
Total investments in securities	$444,646,872	$399,974,298	$44,672,574	—
Derivatives:
Assets
Futures	$55,222	$55,222	—	—
Liabilities
Futures	(28,694)	(28,694)	—	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. As of June 30, 2026, the portfolios and other affiliated funds had entered into a syndicated line of credit agreement with Citibank N.A. as the administrative agent that enabled them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio could borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Effective July 13, 2026, the portfolios and other affiliated funds have entered into a similar syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2026, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2026 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$13,149
Managed Volatility Balanced Portfolio	9,781
Managed Volatility Moderate Portfolio	2,488
Managed Volatility Conservative Portfolio	1,187

Significant accounting policies, continued

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Conservative Portfolio	$11,721,370	$19,812,320
As of December 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$4,662,933,998	$563,287,050	$(35,207,288)	$528,079,762
Managed Volatility Balanced Portfolio	3,628,086,239	262,006,494	(52,425,120)	209,581,374
Managed Volatility Moderate Portfolio	931,516,688	40,376,683	(16,032,078)	24,344,605
Managed Volatility Conservative Portfolio	459,252,595	15,405,082	(29,984,277)	(14,579,195)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the portfolios, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by the portfolios periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolios. Receivable/Payable for futures variation

Derivative instruments, continued

margin is included in the Statements of assets and liabilities. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2026. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$44.8 million to $621.1 million
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$139.9 million to $270.0 million
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$4.5 million to $64.0 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$8.8 million to $14.0 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2026 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$938,227	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	1,475,597	$(5,453,199)
				$2,413,824	$(5,453,199)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$114,233	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	265,052	$(830,546)
				$379,285	$(830,546)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(9,879)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$29,988	(13,358)
				$29,988	$(23,237)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(12,214)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$55,222	(16,480)
				$55,222	$(28,694)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2026:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(1,433,127)
	Equity	(39,792,123)
	Total	$(41,225,250)
Managed Volatility Balanced Portfolio	Currency	$(741,469)
	Equity	11,231,437
	Total	$10,489,968
Managed Volatility Moderate Portfolio	Currency	$(169,830)
	Equity	4,201,773
	Total	$4,031,943
Managed Volatility Conservative Portfolio	Currency	$(30,358)
	Equity	866,299
	Total	$835,941

Derivative instruments, continued

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2026:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$775,094
	Equity	(4,655,948)
	Total	$(3,880,854)
Managed Volatility Balanced Portfolio	Currency	$17,884
	Equity	(805,099)
	Total	$(787,215)
Managed Volatility Moderate Portfolio	Currency	$(17,258)
	Equity	(47,357)
	Total	$(64,615)
Managed Volatility Conservative Portfolio	Currency	$(11,228)
	Equity	32,696
	Total	$21,468
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components:(a) a fee on assets invested in affiliated funds (Affiliated funds assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated funds assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2026, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$288,997	$2,570,925	$770,737	$3,630,659
Managed Volatility Balanced Portfolio	208,999	1,606,437	742,211	2,557,647
Managed Volatility Moderate Portfolio	69,629	468,014	81,029	618,672
Managed Volatility Conservative Portfolio	44,185	206,368	31,445	281,998
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2026, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.12%
Managed Volatility Balanced Portfolio	0.14%

Fees and transactions with affiliates, continued

Portfolio	Net Annual Effective Rate
Managed Volatility Moderate Portfolio	0.14%
Managed Volatility Conservative Portfolio	0.17%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2026, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2026 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$103,168	$4,590,379	$4,693,547
Managed Volatility Balanced Portfolio	78,094	3,000,862	3,078,956
Managed Volatility Moderate Portfolio	26,985	905,467	932,452
Managed Volatility Conservative Portfolio	17,607	412,763	430,370
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2026 and for the year ended December 31, 2025 were as follows:
Managed Volatility Growth Portfolio	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	24,068	$288,997	740,782	$8,726,478
Distributions reinvested	—	—	2,753,980	32,558,623
Repurchased	(2,959,711)	(36,090,529)	(5,608,274)	(65,627,394)
Net decrease	(2,935,643)	$(35,801,532)	(2,113,512)	$(24,342,293)
Series II shares
Sold	—	—	4,354	$50,388
Distributions reinvested	—	—	24,072,634	282,980,005
Repurchased	(26,417,252)	(318,934,662)	(53,240,110)	(619,637,074)
Net decrease	(26,417,252)	$(318,934,662)	(29,163,122)	$(336,606,681)
Series NAV shares
Sold	214,461	$2,603,234	616,947	$7,213,400
Distributions reinvested	—	—	7,142,731	84,638,683
Repurchased	(2,646,662)	(32,221,599)	(4,741,733)	(55,958,706)
Net increase (decrease)	(2,432,201)	$(29,618,365)	3,017,945	$35,893,377
Total net decrease	(31,785,096)	$(384,354,559)	(28,258,689)	$(325,055,597)
Managed Volatility Balanced Portfolio	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	38,796	$429,987	62,400	$679,703
Distributions reinvested	—	—	1,902,179	21,010,954
Repurchased	(2,343,848)	(26,286,171)	(4,834,121)	(52,670,375)
Net decrease	(2,305,052)	$(25,856,184)	(2,869,542)	$(30,979,718)
Series II shares
Sold	—	—	86,122	$945,459
Distributions reinvested	—	—	14,095,724	154,274,467
Repurchased	(18,177,307)	(202,175,647)	(39,806,125)	(428,977,944)
Net decrease	(18,177,307)	$(202,175,647)	(25,624,279)	$(273,758,018)

Portfolio share transactions, continued

Managed Volatility Balanced Portfolio, Cont'd	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	149,171	$1,648,260	231,315	$2,599,686
Distributions reinvested	—	—	6,552,858	72,705,314
Repurchased	(3,311,828)	(37,270,013)	(7,306,876)	(80,080,417)
Net decrease	(3,162,657)	$(35,621,753)	(522,703)	$(4,775,417)
Total net decrease	(23,645,016)	$(263,653,584)	(29,016,524)	$(309,513,153)
Managed Volatility Moderate Portfolio	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	74,879	$777,585	323,065	$3,419,397
Distributions reinvested	—	—	555,528	5,909,053
Repurchased	(1,187,435)	(12,749,605)	(2,515,134)	(26,339,550)
Net decrease	(1,112,556)	$(11,972,020)	(1,636,541)	$(17,011,100)
Series II shares
Sold	156,577	$1,686,537	72,897	$744,454
Distributions reinvested	—	—	3,456,544	36,406,188
Repurchased	(6,312,182)	(67,065,010)	(12,774,192)	(131,355,068)
Net decrease	(6,155,605)	$(65,378,473)	(9,244,751)	$(94,204,426)
Series NAV shares
Sold	95,329	$1,022,091	145,420	$1,520,476
Distributions reinvested	—	—	600,034	6,390,667
Repurchased	(218,726)	(2,361,528)	(526,223)	(5,492,159)
Net increase (decrease)	(123,397)	$(1,339,437)	219,231	$2,418,984
Total net decrease	(7,391,558)	$(78,689,930)	(10,662,061)	$(108,796,542)
Managed Volatility Conservative Portfolio	Six Months Ended 6-30-26		Year Ended 12-31-25
	Shares	Amount	Shares	Amount
Series I shares
Sold	97,676	$1,004,509	511,525	$5,066,011
Distributions reinvested	—	—	258,945	2,642,566
Repurchased	(353,101)	(3,630,365)	(1,743,333)	(17,419,395)
Net decrease	(255,425)	$(2,625,856)	(972,863)	$(9,710,818)
Series II shares
Sold	134,027	$1,370,522	199,008	$2,014,587
Distributions reinvested	—	—	1,147,047	11,587,495
Repurchased	(3,295,512)	(33,610,365)	(7,082,372)	(70,308,791)
Net decrease	(3,161,485)	$(32,239,843)	(5,736,317)	$(56,706,709)
Series NAV shares
Sold	51,566	$534,638	196,524	$1,958,708
Distributions reinvested	—	—	184,661	1,890,350
Repurchased	(152,652)	(1,580,152)	(467,940)	(4,751,804)
Net decrease	(101,086)	$(1,045,514)	(86,755)	$(902,746)
Total net decrease	(3,517,996)	$(35,911,213)	(6,795,935)	$(67,320,273)
Affiliates of the Trust owned 100% of shares of the portfolios on June 30, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2026:
	Purchases			Sales
Portfolio	U.S. Government	In-kind transactions	Other issuers	U.S. Government	Other issuers
Managed Volatility Growth Portfolio	$200,357,244	$297,660,095	$2,394,159,751	$12,367,178	$3,236,437,233
Managed Volatility Balanced Portfolio	233,780,964	181,983,901	2,013,748,105	14,930,601	2,637,875,801
Managed Volatility Moderate Portfolio	64,326,085	41,474,804	551,684,662	4,472,208	721,988,953
Managed Volatility Conservative Portfolio	48,321,756	11,547,754	282,171,560	3,582,007	368,310,932

8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Strategic Equity Allocation Trust	34.7%
	Disciplined Value Select ETF	33.3%
	Disciplined Value International Select ETF	32.9%
	Core Bond ETF	20.1%
	Multi-Asset High Income Fund	19.5%
	Global Senior Loan ETF	16.8%
	Mid Value Trust	15.3%
	Multifactor Emerging Markets ETF	14.1%
	Mid Cap Growth Trust	13.7%
	Emerging Markets Equity Fund	13.7%
	Diversified Real Assets Fund	12.3%
	Blue Chip Growth Trust	11.3%
	Capital Appreciation Value Fund	9.8%
	Small Cap Dynamic Growth Fund	9.7%
	Global Equity Fund	8.0%
	Multifactor Small Cap ETF	7.6%
	Short Duration Bond Fund	6.3%
	Emerging Markets Debt Fund	6.1%
	Fundamental Large Cap Core Fund	5.9%
	High Yield Fund	5.4%
Managed Volatility Balanced Portfolio
	Core Bond ETF	28.5%
	Global Senior Loan ETF	21.4%
	Strategic Equity Allocation Trust	18.5%
	Disciplined Value Select ETF	18.3%
	Core Bond Trust	18.3%
	Multi-Asset High Income Fund	18.0%
	Disciplined Value International Select ETF	15.7%
	Capital Appreciation Value Fund	7.5%
	Emerging Markets Debt Fund	7.3%
	High Yield Fund	6.8%
	Multifactor Emerging Markets ETF	6.6%
	Emerging Markets Equity Fund	6.1%
	Blue Chip Growth Trust	6.1%
	Global Equity Fund	6.0%
	Diversified Real Assets Fund	5.8%
	Small Cap Dynamic Growth Fund	5.6%
	Mid Value Trust	5.4%
Managed Volatility Moderate Portfolio
	Core Bond ETF	8.9%
	Global Senior Loan ETF	6.5%
	Core Bond Trust	5.8%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	8,314,570	$209,211,778	$78,959,705	$(8,696,795)	$2,374,380	$9,077,725	—	—	$290,926,793
Bond	14,506,132	375,647,698	11,170,449	(185,761,624)	(28,372,887)	23,584,336	$6,544,974	—	196,267,972

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	15,007,113	—	$130,230,208	$(2,750,632)	$121,422	$9,564,012	—	—	$137,165,010
Core Bond	—	$130,820,609	1,901,295	(132,805,499)	(16,856,511)	16,940,106	—	—	—
Core Bond ETF	18,503,815	—	499,183,772	(21,912,884)	(464,960)	(9,482,828)	$6,181,838	—	467,323,100
Disciplined Value	—	292,460,831	—	(313,064,939)	34,934,245	(14,330,137)	—	—	—
Disciplined Value International Select ETF	6,042,349	—	229,863,745	—	—	3,201,136	—	—	233,064,881
Disciplined Value Select ETF	9,249,205	—	302,766,523	(34,885,491)	1,256,886	23,506,928	—	—	292,644,846
Diversified Real Assets	8,503,224	—	116,027,361	—	—	(723,648)	—	—	115,303,713
Emerging Markets Debt	15,684,122	—	131,375,258	(5,333,253)	132,618	2,905,700	1,697,474	—	129,080,323
Emerging Markets Equity	15,287,811	225,065,423	2,255,040	(61,181,459)	13,072,034	39,710,414	—	—	218,921,452
Fundamental Large Cap Core	5,021,304	439,777,882	5,226,275	(84,815,141)	28,261,373	(27,970,960)	—	—	360,479,429
Global Equity	6,749,651	—	86,662,268	—	—	3,783,050	—	—	90,445,318
Global Senior Loan ETF	4,323,886	—	106,236,136	—	—	174,698	1,670,614	—	106,410,834
High Yield	35,138,729	—	109,357,327	(3,354,648)	22,787	93,497	1,895,851	—	106,118,963
International Dynamic Growth	12,407,696	—	208,993,354	(3,768,331)	754,879	47,509,319	—	—	253,489,221
John Hancock Collateral Trust	3,658,021	71,014,641	244,460,275	(278,873,099)	(18,575)	(5,224)	926,997	—	36,578,018
Mid Cap Growth	8,314,197	84,248,614	31,373,590	(16,049,368)	2,997,140	17,320,741	—	—	119,890,717
Mid Value	10,600,955	108,160,817	7,110,862	(18,811,205)	5,552,620	15,127,455	—	—	117,140,549
Multi-Asset High Income	7,536,215	—	80,741,037	(3,494,780)	90,431	1,793,568	1,147,675	—	79,130,256
Multifactor Developed International ETF	—	251,770,351	1,961	(267,869,917)	96,761,255	(80,663,650)	—	—	—
Multifactor Emerging Markets ETF	3,549,608	103,701,590	26,884,527	(13,308,728)	4,320,292	21,250,614	719,328	—	142,848,295
Multifactor Mid Cap ETF	1,358,984	115,431,091	6,945	(28,835,472)	14,660,602	606,275	393,231	—	101,869,441
Multifactor Small Cap ETF	1,076,702	106,622,268	21,982	(67,437,514)	37,640,988	(24,563,075)	207,341	—	52,284,649
Select Bond	—	963,530,907	13,957,968	(986,855,947)	(95,206,761)	104,573,833	—	—	—
Short Duration Bond	12,692,047	—	118,536,854	—	—	(500,819)	1,550,612	—	118,036,035
Small Cap Dynamic Growth	2,774,398	106,729,819	69,186	(67,546,206)	7,309,674	6,012,372	—	—	52,574,845
Strategic Equity Allocation	53,290,058	1,586,921,935	14,283,002	(606,748,383)	(20,517,300)	135,559,747	—	—	1,109,499,001
Strategic Income Opportunities	7,667,725	—	80,963,120	(2,441,763)	16,904	209,274	775,187	—	78,747,535
					$88,843,536	$324,264,459	$23,711,122	—	$5,006,241,196
Managed Volatility Balanced Portfolio
Blue Chip Growth	4,490,983	$127,684,291	$31,587,647	$(7,196,940)	$3,300,085	$1,764,421	—	—	$157,139,504

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	14,404,171	$483,961,089	$7,863,043	$(290,940,879)	$(37,733,264)	$31,738,449	$7,734,982	—	$194,888,438
Capital Appreciation Value	11,534,345	—	98,405,852	(93,871)	3,215	7,108,720	—	—	105,423,916
Core Bond	10,666,385	168,222,902	373,484	(48,312,017)	(8,494,976)	9,274,074	—	—	121,063,467
Core Bond ETF	26,195,365	—	700,661,280	(25,085,190)	(513,974)	(13,485,074)	8,738,636	—	661,577,042
Disciplined Value	—	179,737,958	—	(192,373,216)	21,589,390	(8,954,132)	—	—	—
Disciplined Value International Select ETF	2,885,081	—	109,754,585	—	—	1,528,471	—	—	111,283,056
Disciplined Value Select ETF	5,102,987	—	163,959,057	(16,065,583)	596,313	12,968,722	—	—	161,458,509
Diversified Real Assets	4,012,946	—	54,762,717	—	—	(347,168)	—	—	54,415,549
Emerging Markets Debt	18,774,658	—	154,960,085	(4,038,100)	97,088	3,496,364	2,005,270	—	154,515,437
Emerging Markets Equity	6,839,392	107,017,079	777,870	(34,012,685)	6,152,012	18,005,815	—	—	97,940,091
Fundamental Large Cap Core	2,908,683	267,528,943	5,209,037	(63,571,761)	18,004,157	(18,356,033)	—	—	208,814,343
Global Equity	5,089,582	—	65,321,496	—	—	2,878,901	—	—	68,200,397
Global Senior Loan ETF	5,491,881	—	134,934,188	(619)	(2)	221,624	2,120,206	—	135,155,191
High Yield	44,788,717	—	137,386,243	(2,272,417)	17,969	130,129	2,385,985	—	135,261,924
International Dynamic Growth	5,794,934	—	99,558,545	(4,077,326)	897,730	22,011,557	—	—	118,390,506
John Hancock Collateral Trust	4,477,508	35,759,035	121,023,208	(111,990,775)	(9,560)	(9,518)	694,502	—	44,772,390
Mid Cap Growth	2,874,016	34,885,610	4,023,303	(4,684,679)	561,391	6,657,681	—	—	41,443,306
Mid Value	3,743,032	49,461,158	83,028	(16,701,661)	2,865,975	5,652,002	—	—	41,360,502
Multi-Asset High Income	6,968,926	—	73,530,956	(2,076,831)	51,800	1,667,795	1,048,378	—	73,173,720
Multifactor Developed International ETF	—	91,471,943	—	(97,324,547)	38,036,467	(32,183,863)	—	—	—
Multifactor Emerging Markets ETF	1,672,247	49,170,892	13,477,301	(7,624,522)	2,599,766	9,673,468	338,881	—	67,296,905
Multifactor Mid Cap ETF	858,068	62,165,402	436,689	(6,939,055)	3,596,493	5,061,248	248,417	—	64,320,777
Multifactor Small Cap ETF	611,841	55,098,396	36,863	(32,352,324)	18,568,784	(11,640,720)	117,958	—	29,710,999
Select Bond	—	1,235,114,364	2,382,952	(1,250,261,310)	(123,907,756)	136,671,750	—	—	—
Short Duration Bond	8,244,556	—	76,996,538	—	—	(322,164)	1,007,734	—	76,674,374
Small Cap Dynamic Growth	1,585,735	55,156,622	870,650	(33,308,008)	3,657,937	3,672,478	—	—	30,049,679
Strategic Equity Allocation	28,450,964	842,499,058	2,662,920	(314,826,487)	(8,945,020)	70,958,606	—	—	592,349,077
Strategic Income Opportunities	7,091,228	—	73,731,776	(1,111,635)	7,705	199,066	707,091	—	72,826,912
					$(59,000,275)	$266,042,669	$27,148,040	—	$3,619,506,011
Managed Volatility Moderate Portfolio

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	687,893	$28,513,561	$922,455	$(5,417,039)	$2,231,995	$(2,181,595)	—	—	$24,069,377
Bond	4,428,517	148,506,783	2,364,048	(89,153,541)	(11,229,127)	9,429,676	$2,364,048	—	59,917,839
Capital Appreciation Value	3,009,424	—	27,106,078	(1,458,731)	70,392	1,788,393	—	—	27,506,132
Core Bond	3,371,196	51,654,854	—	(13,644,309)	(2,434,260)	2,686,793	—	—	38,263,078
Core Bond ETF	8,181,570	—	219,325,707	(8,327,477)	(178,272)	(4,190,317)	2,725,280	—	206,629,641
Disciplined Value	—	42,244,879	—	(45,185,002)	4,954,720	(2,014,597)	—	—	—
Disciplined Value International Select ETF	656,998	—	24,993,594	—	—	348,067	—	—	25,341,661
Disciplined Value Select ETF	772,116	—	25,243,253	(2,908,485)	126,508	1,968,474	—	—	24,429,750
Diversified Real Assets	916,158	—	12,498,603	—	—	(75,504)	—	—	12,423,099
Emerging Markets Debt	5,534,515	—	45,243,041	(769,606)	19,499	1,056,123	590,867	—	45,549,057
Emerging Markets Equity	1,506,135	19,846,878	338,566	(3,697,662)	53,251	5,026,817	—	—	21,567,850
Fundamental Large Cap Core	527,498	60,592,261	1,556,950	(23,581,942)	2,909,655	(3,607,820)	—	—	37,869,104
Global Equity	1,279,739	—	16,585,125	(234,262)	15,450	782,186	—	—	17,148,499
Global Senior Loan ETF	1,669,325	—	41,014,728	—	—	67,360	642,577	—	41,082,088
High Yield	13,489,681	—	41,524,084	(832,601)	4,986	42,366	722,060	—	40,738,835
International Dynamic Growth	1,312,772	—	23,589,980	(1,972,797)	344,080	4,858,659	—	—	26,819,922
John Hancock Collateral Trust	1,012,164	6,670,940	29,290,222	(25,836,276)	(1,934)	(1,916)	136,481	—	10,121,036
Mid Cap Growth	665,120	8,870,657	904,373	(1,926,047)	863,575	878,478	—	—	9,591,036
Mid Value	867,967	11,547,596	160,864	(4,089,489)	242,446	1,729,619	—	—	9,591,036
Multi-Asset High Income	1,832,769	—	19,477,320	(690,488)	17,927	439,315	276,405	—	19,244,074
Multifactor Developed International ETF	—	9,931,443	76,017	(10,632,589)	4,077,271	(3,452,142)	—	—	—
Multifactor Emerging Markets ETF	239,383	9,149,029	184,119	(1,573,690)	514,225	1,359,903	48,511	—	9,633,586
Multifactor Mid Cap ETF	96,229	7,287,989	55,441	(1,124,734)	571,543	423,087	27,786	—	7,213,326
Multifactor Small Cap ETF	143,208	9,311,534	145,228	(3,766,322)	1,946,372	(682,632)	27,537	—	6,954,180
Select Bond	—	379,548,798	—	(383,509,562)	(38,046,791)	42,007,555	—	—	—
Short Duration Bond	3,084,024	—	28,801,703	—	—	(120,282)	377,393	—	28,681,421
Small Cap Dynamic Growth	366,527	9,321,389	185,751	(4,118,867)	529,955	1,027,454	—	—	6,945,682
Strategic Equity Allocation	5,743,842	177,688,585	—	(71,469,114)	(853,394)	14,220,716	—	—	119,586,793
Strategic Income Opportunities	1,865,587	—	19,387,636	(283,900)	1,640	54,199	186,720	—	19,159,575
					$(33,248,288)	$73,868,435	$8,125,665	—	$896,077,677

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Conservative Portfolio
Blue Chip Growth	178,673	$7,306,780	$713,781	$(1,801,964)	$752,537	$(719,366)	—	—	$6,251,768
Bond	3,621,743	94,821,383	1,728,437	(46,384,468)	(5,500,688)	4,337,513	$1,628,381	—	49,002,177
Capital Appreciation Value	844,587	—	7,737,868	(549,436)	25,848	505,241	—	—	7,719,521
Core Bond	1,960,900	32,871,213	64,660	(10,829,628)	(1,846,023)	1,995,996	—	—	22,256,218
Core Bond ETF	4,588,327	—	122,016,522	(3,687,450)	(80,109)	(2,368,470)	1,549,487	—	115,880,493
Disciplined Value	—	11,811,319	—	(12,633,763)	1,388,583	(566,139)	—	—	—
Disciplined Value International Select ETF	161,587	—	6,147,769	(533)	—	85,482	—	—	6,232,718
Disciplined Value Select ETF	195,066	—	7,106,267	(1,435,935)	4,861	496,695	—	—	6,171,888
Emerging Markets Debt	3,381,110	—	28,027,263	(870,671)	22,558	647,384	364,006	—	27,826,534
Emerging Markets Equity	308,259	4,182,980	242,572	(1,073,657)	(110,380)	1,172,752	—	—	4,414,267
Fundamental Large Cap Core	92,201	13,872,292	960,965	(7,935,572)	421,967	(700,532)	—	—	6,619,120
Global Equity	355,095	—	4,948,534	(424,565)	27,673	206,636	—	—	4,758,278
Global Senior Loan ETF	1,068,054	—	26,803,644	(554,921)	1,933	34,153	411,629	—	26,284,809
High Yield	8,486,224	—	26,245,401	(651,052)	5,657	28,391	455,354	—	25,628,397
International Dynamic Growth	327,215	—	5,604,441	(233,380)	40,546	1,273,402	—	—	6,685,009
John Hancock Collateral Trust	277,816	2,257,124	11,199,613	(10,677,281)	(649)	(813)	55,603	—	2,777,994
Multi-Asset High Income	1,064,395	—	11,526,441	(620,236)	16,311	253,634	161,138	—	11,176,150
Multifactor Emerging Markets ETF	48,848	1,923,104	90,708	(438,689)	184,792	205,895	9,899	—	1,965,810
Multifactor Mid Cap ETF	83,147	6,417,302	243,041	(1,300,881)	690,540	182,697	23,945	—	6,232,699
Multifactor Small Cap ETF	58,522	2,539,051	522,520	(613,223)	186,211	207,269	11,194	—	2,841,828
Select Bond	—	241,554,716	—	(243,816,309)	(22,392,301)	24,653,894	—	—	—
Short Duration Bond	1,920,288	—	18,277,245	(343,441)	(4,498)	(70,626)	237,525	—	17,858,680
Small Cap Dynamic Growth	150,579	2,541,756	703,180	(980,447)	148,946	440,032	—	—	2,853,467
Strategic Equity Allocation	1,316,145	42,288,737	985,981	(19,168,610)	2,058,866	1,237,158	—	—	27,402,132
Strategic Income Opportunities	1,084,162	—	11,474,319	(373,794)	3,380	30,436	109,016	—	11,134,341
					$(23,953,439)	$33,568,714	$5,017,177	—	$399,974,298
9.  Segment reporting
The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes

Segment reporting, continued

“Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22 - 25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26 - 28, 2026. The Board also receives information relating to the proposed continuation of the Agreements noted above throughout the year on an ongoing basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22 - 25, 2026, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Funds' compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with Fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board concluded that while each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed, and the Board also considered the impact of overall market conditions on the Funds’ performance.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors, respectively. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fees retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the Funds. The Board also noted that the Advisor pays the subadvisory fee of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management implemented an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Managed Volatility Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Fund of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as: (i) that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board; and (ii) that the investment strategies employed by the JHVIT Managed Volatility Portfolios, which are intended to reduce portfolio volatility and the magnitude of portfolio losses, may benefit the John Hancock insurance companies by reducing the likelihood or extent to which an insurer would have to make payments out of its own resources to cover the guarantees under the variable annuity and/or insurance contracts;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates, from their relationship with each Fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to the John Hancock underlying portfolios in which each Fund invests (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. (The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Funds’ advisory fee structure and concluded that: (i) the Funds’ fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if the Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the
Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by the Subadvisor to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed;

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	The subadvisory fees are paid by the Advisor and not the Funds and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios, and made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Managed Volatility Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee compared to peers and net total expenses equal to peers.
Managed Volatility Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2025	Fees and Expenses	Comments
Managed Volatility Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.
Managed Volatility Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended May 31, 2026.
The Board took into account management’s discussion of the Trust’s fees and expenses and considered the Trust’s relatively lower net management fee and net total expenses compared to peers.

John Hancock Variable Insurance Trust
Other N-CSR Items

(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTLSA	6/30
8/26
1115018:0626

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Insurance Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	August 26, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	August 26, 2026